PRINCIPAL ACCOUNTING POLICIES - Foreign currencies and land use rights (Details) - ¥ / $	12 Months Ended
	Dec. 31, 2017	Dec. 29, 2017
RMB/USD exchange rate used in translation		0.1537
Minimum
Useful life	3 years
Maximum
Useful life	10 years
Land use rights | Minimum
Useful life	40 years
Land use rights | Maximum
Useful life	50 years